Capital Lease Obligations (Tables)	8 Months Ended
Dec. 31, 2012
Capital Lease Obligations [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Future minimum lease payments under these leases are as follows:

	April 30,	April 30,	December 31,
	2011	2012	2012
	HK$	HK$	HK$

Year ended April 30, 2012	5,463	306	-
Years ending April 30, 2013	307	-	-
	5,770	306	-
Less: Imputed interest	156	3	-
	5,614	303	-
Less: Current portion of capital lease obligations	5,311	303	-
Non-current portion of capital lease obligations	303	-	-